Intangible Assets Not Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 55	$ 67
Dealer Franchise Rights
Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	5	7
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 50	$ 60